THE BLDRS INDEX FUNDS TRUST


                          BLDRS ASIA 50 ADR INDEX FUND
                   BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND
                    BLDRS EMERGING MARKETS 50 ADR INDEX FUND
                         BLDRS EUROPE 100 ADR INDEX FUND

                             A UNIT INVESTMENT TRUST

                                  ANNUAL REPORT

                               SEPTEMBER 30, 2003








    "BLDRS" and "Baskets of Listed Depositary ReceiptS" are service marks of
                              The Bank of New York

                             BLDRS INDEX FUNDS TRUST

                               Table of Contents


     BLDRS ASIA 50 ADR INDEX FUND

          Introduction...................................... 1
          Schedule of Investments .......................... 2
          Financial Statements ............................. 4
          Financial Highlights ............................. 7
          Notes to Financial Statements .................... 8


     BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

          Introduction......................................13
          Schedule of Investments ..........................14
          Financial Statements .............................18
          Financial Highlights .............................21
          Notes to Financial Statements ....................22

     BLDRS EMERGING MARKETS 50 ADR INDEX FUND

          Introduction......................................27
          Schedule of Investments ..........................14
          Financial Statements .............................30
          Financial Highlights .............................33
          Notes to Financial Statements ....................34

     BLDRS EUROPE 100 ADR INDEX FUND

          Introduction......................................39
          Schedule of Investments ..........................40
          Financial Statements .............................44
          Financial Highlights .............................47
          Notes to Financial Statements ....................48

     REPORT OF INDEPENDENT AUDITORS.........................53

     SUPPLEMENTAL INFORMATION...............................54

                           The BLDRS Index Funds Trust


     This annual report provides information about the four Funds. The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Asia 50 ADR Index(SM); The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Developed Markets 100 ADR Index(SM); The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Emerging Markets 50 ADR Index(SM); and The BLDRS Europe 100 ADR Index Fund seeks to track The BNY Europe 100 ADR Index(SM). Each Fund will normally hold at least 95% of its total assets in Depositary Receipts that comprise its relevant benchmark BNY ADR Index, and will seek to correspond generally, before fees and expenses, to the price and yield performance, of its relevant benchmark BNY ADR Index.




BLDRS Asia 50 ADR Index Fund

     The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Asia 50 ADR Index(SM). The BNY Asia 50 ADR Index includes 50 component Depositary Receipts as of September 30, 2003 representing the securities issued by 50 of the most actively traded companies from the Asian market having a free-float market capitalization ranging from $1 billion to $90 billion.

                          BLDRS Asia 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                             Schedule of Investments

                               September 30, 2003


DEPOSITARY RECEIPTS                                      SHARES           VALUE
-------------------                                      ------           -----

Toyota Motor Corporation                                  6,086       $ 362,421

NTT Docomo, Inc.                                          6,200         151,466

Honda Motor Company                                       7,325         147,672

Mitsubishi Tokyo Financial Group, Inc.                   22,064         142,092

Canon, Inc.                                               2,707         131,885

Taiwan Semiconductor Manufacturing Company*              11,340         122,812

National Australia Bank, Ltd.                             1,131         117,997

Nomura Holdings, Inc.                                     6,999         112,263

Sony Corporation                                          3,216         111,917

Matsushita Electrical Industrial Company                  8,723         104,327

Nissan Motor Company                                      4,729         102,713

BHP Billiton, Ltd.                                        6,980          98,976

Nippon Telegraph & Telephone Corporation                  3,953          89,495

News Corporation Ltd.                                     2,798          76,357

Westpac Banking Corporation                               1,331          73,764

Australia & New Zealand Banking Group, Ltd.               1,144          69,612

Hitachi, Ltd.                                             1,189          65,264

Fuji Photo Film Company                                   1,818          53,086

NEC Corporation                                           6,226          46,757

News Corporation, Ltd.                                    1,397          45,822

United Microelectronics Corporation*                      9,075          40,928

China Mobile Hong Kong, Ltd.                              3,101          40,406

Mitsui & Company                                            280          38,920

Kyocera Corporation                                         628          37,266

Kookmin Bank                                              1,115          36,684

SK Telecom, Ltd.                                          2,013          35,912

Infosys Technologies, Ltd.                                  461          31,381

Sanyo Elect Ltd.                                          1,408          29,920

                          BLDRS Asia 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Schedule of Investments (continued)

                               September 30, 2003


DEPOSITARY RECEIPTS                                      SHARES          VALUE
-------------------                                      ------          -----

Kirin Brewery Company                                     3,718      $   29,112

TDK Corporation                                             470          27,918

Telstra Corporation                                       1,690          27,294

Coles Myer, Ltd.                                            570          23,171

PetroChina Company                                          661          22,177

KT Corporation                                            1,071          21,345

Advantest Corporation                                     1,187          19,704

Amcor, Ltd.                                                 797          19,001

Telecom Corporation New Zealand                             670          16,362

Kubota Corporation                                          928          15,962

Pioneer Corporation Japan                                   591          14,775

Alumina, Ltd.                                             1,060          14,628

CNOOC, Ltd.                                                 416          14,298

Au Optronics Corporation*                                 1,119          14,278

Nidec Corporation                                           165          13,654

WMC Corporation*                                          1,060          12,667

Korea Electric Power Corporation                          1,203          12,656

Telekomunikasi Indonesia                                    866          11,804

China Pete & Chem Corporation                               369          10,103

POSCO                                                       341           9,753

Chunghwa Telecom Company                                    674           9,443

CSK Corporation                                             271           9,255

                                                                  -------------
Total Investments (Cost $2,488,750)                                  $2,887,475
                                                                  =============

* Designated as non-income producing.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                          BLDRS Asia 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Statement of Assets and Liabilities


                                                             September 30, 2003
                                                             ------------------
ASSETS
Investment in Securities, at value (cost $2,488,750)           $     2,887,475
Cash                                                                    12,753
Dividends receivable                                                    10,283
                                                               ---------------
Total assets                                                   $     2,910,511
                                                               ===============

LIABILITIES

Accrued liabilities                                            $        15,433
Payable to Trustee                                                       1,028
Distribution payable                                                       894
                                                               ---------------
Total liabilities                                                       17,355
                                                               ---------------
Net assets                                                     $     2,893,156
                                                               ===============

Net assets represented by:
     Paid in capital                                           $     2,562,909
     Undistributed net investment income                                34,051
     Accumulated net realized loss on investments                     (102,529)
     Net unrealized appreciation on investments                        398,725
                                                               ---------------
Net assets                                                     $     2,893,156
                                                               ---------------

Net asset value per BLDRS Asia 50 ADR Index Fund
  share (comprised of $2,893,156/50,000 BLDRS
  Asia 50 ADR Index Fund shares outstanding,
  unlimited shares authorized)                                 $         57.86
                                                               ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          BLDRS Asia 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust


                             Statement of Operations


                                                             For the Period
                                                          November 8, 2002 to
                                                           September 30, 2003
                                                         ---------------------

Investment income:
   Dividend income                                          $        223,728

Expenses:
   Trustee fees                                                       13,065
   Marketing expense                                                  10,916
   Licensing fees                                                      9,214
   SEC filing fees                                                       653
   Legal and audit fees                                               29,965
   Other fees and expenses                                             3,690
                                                            ----------------
Total expenses                                                        67,503
Less expenses waived by the Licensor                                  (9,214)
Less expenses assumed by the Sponsor                                 (19,093)
                                                            ----------------
Net expenses                                                          39,196
                                                            ----------------
Net investment income                                                184,532
                                                            ----------------

Realized and unrealized gain (loss) on investments:
Net realized loss on sale of investments                            (102,529)
Net realized gain on in-kind redemptions                             665,196
Net change in unrealized appreciation on investments                 398,725
                                                            ----------------
Net realized and unrealized gain on investments                      961,392
                                                            ----------------
Net increase in net assets resulting from operations        $      1,145,924
                                                            ================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          BLDRS Asia 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Statement of Changes in Net Assets


                                                              For the Period
                                                            November 8, 2002 to
                                                             September 30, 2003
                                                            --------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income                                          $        184,532
Net realized gain on investment transactions                            562,667
Net change in unrealized appreciation on investments                    398,725
                                                               ----------------
Net increase in net assets resulting from operations                  1,145,924
                                                               ----------------


Distributions to Unitholders from net investment income:               (150,481)

Unitholder transactions:
Proceeds from subscriptions of
   BLDRS Asia 50 ADR Index Fund                                      21,710,510
Less redemptions of
   BLDRS Asia 50 ADR Index Fund                                     (19,812,797)
                                                               ----------------
Increase in net assets due to
   unitholder transactions                                            1,897,713
                                                               ----------------
Total increase                                                        2,893,156

Net assets:
Beginning of period                                                      --
                                                               ----------------
End of period (a)                                              $      2,893,156
                                                               ================


(a) Includes undistributed net investment income of $34,051.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          BLDRS Asia 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                              Financial Highlights


                                                               For the Period
                                                            November 8, 2002 to
                                                             September 30, 2003
                                                           ---------------------
Net asset value, beginning of period                                $ 48.76
Investment operations:
   Net investment income (1)                                           0.59
   Net realized and unrealized gain (loss) on investments              8.98
                                                             -------------------
Total from investment operations                                       9.57
Less distributions of net investment income                           (0.47)
                                                             -------------------
Net asset value, end of period                                        57.86
                                                             ===================
Total investment return                                               19.73%

RATIOS AND SUPPLEMENTAL DATA:                                   $ 2,893,156
   Ratio of expenses to average net assets (2)                         0.30%**
   Ratio of net investment income to average net assets (2)            1.42%**
   Portfolio turnover rate (3)                                        18.65%*



SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.


-----------------------
*   Not annualized

**  Annualized

(1) Calculated using average share method.

(2) Net of expenses waived by Licensor and net of expenses assumed by the Sponsor. If the Fund had borne all expenses, the annualized expenses to average net assets and net investment income ratios would have been 0.52% and 1.20% for the period from November 8, 2002 to September 30, 2003.

(3) Portfolio turnover excludes securities received or delivered from processing creations or redemptions of BLDRS Asia 50 ADR Index Fund shares.

                          BLDRS Asia 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                          Notes to Financial Statements

                               September 30, 2003


1. ORGANIZATION

BLDRS Index Funds Trust (the "Trust") is a unit investment trust consisting of four separate investment portfolios, including BLDRS Asia 50 ADR Index Fund, (the "Fund"), created under the laws of the state of New York and registered under the Investment Company Act of 1940. The Fund was created to provide investors with the opportunity to purchase units of beneficial interest in the Fund representing proportionate undivided interests in the portfolio of securities held by the Fund consisting of substantially all of the securities, in substantially the same weighting, as the component securities of The BNY Asia 50 ADR Index. Units of beneficial interest of the Fund are referred to as "Shares".

The Fund commenced operations on November 8, 2002 upon the initial issuance of 400,000 shares of the BLDRS Asia 50 ADR Index Fund (equivalent to 8 Creation Units) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Fund. The Trustee paid the initial fees and expenses incurred in connection with the organization and offering of the Fund and its initial registration as an investment company, and such expenses were not borne by the Fund.

Nasdaq Financial Products Services, Inc. is the Sponsor of the Trust and the Bank of New York is the Trustee.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

SECURITY VALUATION

Portfolio securities are valued based on their last sale price. Price information on listed securities is taken from the exchange or market where the security is primarily traded. Securities for which market quotations are not readily available are valued based on fair market value as determined by the Trustee in good faith based on available information.

                          BLDRS Asia 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2003


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS

The Fund declares and distributes dividends, if any, from net investment income to its unitholders, quarterly. The Fund will distribute net realized capital gains, if any, at least annually.

FEDERAL INCOME TAX

The Fund has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

At September 30, 2003, permanent differences of $665,196 were reclassified within the components of net assets, due to the tax treatment of in-kind transactions, and resulted in a net decrease in accumulated net realized gain on investments and a corresponding increase to paid in capital. This reclassification had no effect on net assets of the Fund.

The tax character of distributions paid during the period ended September 30, 2003 was $150,481 of ordinary income.

At September 30, 2003, the Fund had a capital loss carryforward of $95,349, which expires in 2011.

                          BLDRS Asia 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2003


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

At September 30, 2003, the components of distributable earnings (excluding unrealized appreciation and depreciation) on a tax basis were undistributed ordinary income of $34,051.

3. TRANSACTIONS WITH THE TRUSTEE, LICENSOR AND SPONSOR

The Fund pays the expenses of its operations, including the fees of its Trustee and The Bank of New York (the "Licensor") for a license to use The Bank of New York's BNY Asia 50 ADR Index as a basis for determining the composition and weighting of securities held by the Fund. The Sponsor pays the annual licensing fee to the Licensor equal 6/100 of one percent (0.06%) of the average net assets of the Fund, and is reimbursed by the Fund for such payments, subject to the waiver provisions discussed below.

In accordance with the Trust Agreement, the Trustee maintains the Fund's accounting records, acts as custodian and transfer agent to the Fund, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities, which must be delivered in exchange for the issuance of Creation Units of the Fund, and for adjusting the composition of the Fund's portfolio from time to time to conform to changes in the composition and/or weighting structure of the Index Securities of The Bank of New York's BNY Asia 50 ADR Index. For these services, the Trustee receives a fee at the following annual rates:

            NET ASSET VALUE                       FEE AS A PERCENTAGE OF NET
              OF THE FUND                           ASSET VALUE OF THE FUND
    ----------------------------------         ---------------------------------

                   $0-$499,999,999*                10/100 of 1% per annum
       $500,000,000-$2,499,999,999*                 8/100 of 1% per annum
         $2,500,000,000- and above*                 6/100 of 1% per annum

* The fee indicated applies to that portion of the net asset value of the Fund that falls in the size category indicated.

                          BLDRS Asia 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2003


3. TRANSACTIONS WITH THE TRUSTEE, LICENSOR AND SPONSOR (CONTINUED)

The Sponsor had undertaken that on each day during the fiscal year ending September 30, 2003, and until the Sponsor terminates this undertaking, the ordinary operating expenses of the Fund as calculated by the Trustee would not be permitted to exceed an amount which is 30/100 of one percent (0.30%) per annum of the daily net asset value of the Fund. To the extent during such period that ordinary operating expenses of the Fund exceeded such 0.30% amount, the Licensor will first waive licensing fees applicable to that Fund and, if such waiver is insufficient, the Sponsor will thereafter reimburse that Fund for or assume such excess ordinary operating expenses. The Licensor and Sponsor may be repaid by the Fund for, respectively, licensing fees so waived or expenses so reimbursed or assumed, in each case to the extent that subsequently during the fiscal year expenses fell below the 0.30% per annum level on any given day. For the period ended September 30, 2003, ordinary operating expenses incurred by the Fund exceeded the 0.30% per annum level and, accordingly, the Licensor waived $9,214 of expenses. The Sponsor assumed $19,093 of expenses incurred by the Fund.

Marketing expenses for the period ended September 30, 2003, represent expenses incurred by the Sponsor on behalf of the Fund and charged to the Fund, subject to the reimbursement provisions discussed above.

4. FUND TRANSACTIONS IN SHARES OF THE BLDRS ASIA 50 ADR INDEX FUND

Transactions in shares of the BLDRS Asia 50 ADR Index Fund were as follows:

                                                FOR THE PERIOD NOVEMBER 8, 2002
                                                  THROUGH SEPTEMBER 30, 2003
                                                --------------------------------
                                                    SHARES           AMOUNT
                                                --------------- ----------------

BLDRS Asia 50 ADR Index Fund shares sold           450,000         $21,710,510
BLDRS Asia 50 ADR Index Fund shares redeemed      (400,000)       ($19,812,797)
                                                --------------- ----------------
Net increase                                        50,000         $ 1,897,713
                                                =============== ================

BLDRS Asia 50 ADR Index Fund Shares are issued and redeemed by the Fund only in Creation Unit size aggregations of 50,000 BLDRS Asia 50 ADR Index Fund Shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per BLDRS Asia 50 ADR Index Shares and a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. The transaction fee in connection with creation or redemption of Creation Units through the BLDRS Asia 50 ADR Clearing Process is $10 per each security "name" in the Portfolio Deposit or Redemption Payment, rounded up to the

                          BLDRS Asia 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2003


4. FUND TRANSACTIONS IN SHARES OF THE BLDRS ASIA 50 ADR INDEX FUND (CONTINUED)

nearest $500 per participating party per day, regardless of the number of Creation Units purchased or redeemed on such day by such participating party. An additional charge of up to three times the Transaction Fee, which fee is expressed as a percentage of the value of the Portfolio Deposit may be imposed for (i) creations and redemptions of Creation Units outside the Clearing Process; and (ii) cash creations. Transaction fees are received by the Trustee and used to offset its expense of processing orders.

For the period November 8, 2002 to September 30, 2003, the Trustee earned $2,500 in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify its transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the period ended September 30, 2003.

5. INVESTMENT TRANSACTIONS

For the period ended September 30, 2003, the Fund had purchases and sales of investment securities of $2,441,486 and $2,441,033, respectively. This excludes securities received or delivered from processing creations or redemptions of Fund Shares. At September 30, 2003, the cost of investments for federal income tax purposes was $2,495,930. Accordingly, gross unrealized depreciation was $41,761 and gross unrealized appreciation was $433,306 resulting in net unrealized appreciation of $391,545.

6. TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2003 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $107,498 as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2003 Form 1099-DIV.

                           The BLDRS Index Funds Trust


     This annual report provides information about the four Funds. The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Asia 50 ADR Index(SM); The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Developed Markets 100 ADR Index(SM); The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Emerging Markets 50 ADR Index(SM); and The BLDRS Europe 100 ADR Index Fund seeks to track The BNY Europe 100 ADR Index(SM). Each Fund will normally hold at least 95% of its total assets in Depositary Receipts that comprise its relevant benchmark BNY ADR Index, and will seek to correspond generally, before fees and expenses, to the price and yield performance, of its relevant benchmark BNY ADR Index.




BLDRS Developed Markets 100 ADR Index Fund

     The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Developed Markets 100 ADR Index(SM). The BNY Developed Markets 100 ADR Index includes 100 component Depositary Receipts as of September 30, 2003 representing the securities issued by 100 of the most actively traded companies from international developed markets having a free-float market capitalization ranging from $5 billion to over $100 billion.

                   BLDRS Developed Markets 100 ADR Index Fund
                                     of the
                                BLDRS Index Funds

                             Schedule of Investments

                               September 30, 2003


DEPOSITARY RECEIPTS                                      SHARES            VALUE
-------------------                                      ------            -----

BP, PLC                                                   6,123      $   257,778

HSBC Holdings, PLC                                        3,605          237,930

Vodafone Group, PLC                                      11,326          229,352

Glaxo Smithkline, PLC                                     4,963          210,431

Total S.A                                                 2,251          170,626

Novartis AG                                               4,212          163,594

Toyota Motor Company                                      2,691          160,249

Royal Dutch Petroleum                                     3,489          154,214

Nokia Corporation                                         7,958          124,145

AstraZeneca, PLC                                          2,705          117,397

Shell Transport & Trading Company                         2,678          101,121

Telefonica S.A                                            2,594           91,957

Barclays, PLC                                             2,730           84,630

Siemens A G                                               1,381           82,045

Banco Santander Cent Hispano S.A                          7,925           67,442

NTT Docomo, Inc.                                          2,741           66,963

Honda Motor Company                                       3,239           65,298

ENI S.p.A                                                   852           65,204

Lloyds TSB Group, PLC                                     2,320           64,148

Credit Suisse Group                                       1,978           63,237

Mitsubishi Tokyo Financial Group                          9,756           62,829

Aventis S.A                                               1,149           60,093

Canon, Inc.                                               1,197           58,318

Deutsche Telekom                                          3,993           57,659

Diageo, PLC                                               1,291           56,998

Unilever N.V                                                950           56,221

Ing Groep N.V                                             3,002           55,537

Banco Bilbao Vizcaya Argentaria S.A                       5,312           54,926

EON AG                                                    1,084           52,899

National Australia Bank                                     500           52,165

Nomura Holdings, Inc.                                     3,095           49,644

                   BLDRS Developed Markets 100 ADR Index Fund
                                     of the
                                BLDRS Index Funds

                       Schedule of Investments (continued)

                               September 30, 2003


DEPOSITARY RECEIPTS                                         SHARES         VALUE
-------------------                                         ------         -----

Sony Corporation                                              1,422    $  49,486

Koninklijke Philips Electronics N.V.*                         2,121       48,613

Allianz Aktiengesellschaft                                    5,409       47,816

ABN Amro Holding N.V                                          2,508       46,323

Matsushita Elecric Industrial Group, Inc.                     3,857       46,130

Nissan Motor Company                                          2,091       45,417

Anglo American, PLC                                           2,439       44,268

BHP Billiton Limited                                          3,087       43,774

BT Group, PLC                                                 1,441       43,662

Unilever, PLC                                                 1,210       41,914

Sap Aktiengesellschaft                                        1,370       41,662

BASF AS                                                         950       41,572

Nippon Telegraph & Telephone Corporation                      1,748       39,575

AXA S.A                                                       2,314       39,315

Rio Tinto, PLC                                                  443       38,873

Ericsson (Lm) Telephone Company*                              2,572       37,757

Telecom Italia S.p.A*                                         1,511       37,548

Sanofi-Synthelabo                                             1,219       36,838

France Telecom                                                1,524       35,418

News Corporaton, Ltd.                                         1,237       33,758

National Grid Transco, PLC                                    1,023       33,421

Westpac Banking Corporation                                     588       32,587

Groupe Danone                                                 1,056       32,229

Vivendi Universal*                                            1,779       31,595

Australia & New Zealand Banking Group                           506       30,790

Hitachi, Ltd.                                                   526       28,872

British American Tobacco                                      1,270       27,508

BHP Billiton, PLC                                             2,051       27,176

Aegon N.V                                                     2,196       25,693

Repsol YPF S.A                                                1,554       25,594

BG Group, PLC                                                 1,173       25,208

SUEZ                                                          1,550       24,645

Endesa S. A                                                   1,584       24,631

                   BLDRS Developed Markets 100 ADR Index Fund
                                     of the
                                BLDRS Index Funds

                       Schedule of Investments (continued)

                               September 30, 2003


DEPOSITARY RECEIPTS                                        SHARES         VALUE
-------------------                                        ------         -----

Bayer AG                                                    1,139     $   24,568

Fuji Photo Film Company                                       804         23,477

STMicroelectronics N.V                                        964         23,184

Prudential, PLC                                             1,665         23,060

Alcatel Alsthom                                             1,894         22,406

Cadbury Schweppes, PLC                                        854         21,427

Royal KPN N.V.*                                             2,840         21,300

Allied Irish Banks                                            713         21,140

British Sky Broadcasting Group                                513         21,136

NEC Corporation                                             2,753         20,675

News Corporation                                              618         20,270

Imperial Tobacco Group                                        606         20,010

Enel Societa Per Azioni                                       640         19,904

Sanpaolo IMI S.p.A                                            996         19,870

Ireland BK                                                    382         18,615

Scottish Power, PLC                                           771         18,273

Lafarge S.A                                                 1,111         18,165

Mitsui & Company                                              124         17,236

Reed International, PLC                                       526         16,622

WPP Group, PLC                                                393         16,592

Kyocera Corporation                                           278         16,496

CRH, PLC                                                      871         15,931

Portugal Telecom SGPS                                       1,881         14,803

Koninklijke Philips Electronics                             1,547         14,758

UPM Kymmene Corporation                                       870         14,642

Akzo Nobel NV                                                 452         14,170

mmO2, PLC.*                                                 1,441         13,603

Novo Nordisk A/S                                              365         13,464

Sanyo Electric Company                                        622         13,218

Stora Enso Oyj                                              1,065         13,036

Norsk Hydro                                                   249         12,788

Pearson, PLC                                                1,332         12,747

Reed Elsevier, PLC                                            547         12,461

                   BLDRS Developed Markets 100 ADR Index Fund
                                     of the
                                BLDRS Index Funds

                       Schedule of Investments (continued)

                               September 30, 2003


DEPOSITARY RECEIPTS                                    SHARES              VALUE
-------------------                                    ------              -----

Schering A G                                              285         $   12,383
TDK Corporation                                           208             12,355
Telstra Corporation                                       747             12,064
                                                                   -------------
Total Cost ($4,552,586)                                               $5,031,567
                                                                   =============


* Designated non-income producing.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   BLDRS Developed Markets 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Statement of Assets and Liabilities


                                                             September 30, 2003
                                                             ------------------
ASSETS

Investment in Securities, at value (cost $4,552,586)            $   5,031,567
Cash                                                                   21,575
Dividends receivable                                                   18,578
                                                                -------------
Total assets                                                    $   5,071,720
                                                                =============
LIABILITIES

Accrued liabilities                                             $      12,226
Payable to Trustee                                                        421
Distribution payable                                                   24,850
                                                                -------------
Total liabilities                                                      37,497
                                                                -------------
Net assets                                                      $   5,034,223
                                                                =============

Net assets represented by:
     Paid in capital                                            $   4,583,701
     Undistributed net investment income                               27,244
     Accumulated net realized loss on investments                     (55,703)
     Net unrealized appreciation on investments                       478,981
                                                                -------------
Net assets                                                      $   5,034,223
                                                                -------------

Net asset value per BLDRS Developed  Markets 100 ADR
    Index Fund share (comprised of $5,034,223/100,000
    BLDRS Developed Markets 100 ADR Index Fund shares
    outstanding, unlimited shares authorized)                   $       50.34
                                                                =============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                   BLDRS Developed Markets 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                             Statement of Operations


                                                              For the Period
                                                           November 8, 2002 to
                                                             September 30, 2003
                                                           --------------------
Investment income:
   Dividend income                                            $      344,013

Expenses:
   Trustee fees                                                       12,359
   Marketing expense                                                  10,915
   Licensing fees                                                      8,706
   SEC filing fees                                                     1,000
   Legal and audit fees                                               29,965
   Other fees and expenses                                             5,640
                                                              --------------
Total expenses                                                        68,585
Less expenses waived by the Licensor                                  (8,706)
Less expenses assumed by the Sponsor                                 (22,803)
                                                              --------------
Net expenses                                                          37,076
                                                              --------------
Net investment income                                                306,937
                                                              --------------
Realized and unrealized gain (loss) on investments:
Net realized loss on sale of investments                             (55,703)
Net realized gain on in-kind redemptions                             396,946
Net change in unrealized appreciation on investments                 478,981
                                                              --------------
Net realized and unrealized gain on investments                      820,224
                                                              --------------
Net increase in net assets resulting from operations          $    1,127,161
                                                              ==============



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   BLDRS Developed Markets 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Statement of Changes in Net Assets


                                                            For the Period
                                                         November 8, 2002 to
                                                          September 30, 2003
                                                         --------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income                                      $       306,937
Net realized gain on investment transactions                       341,243
Net change in unrealized appreciation on investments               478,981
                                                           ---------------
Net increase in net assets resulting from operations             1,127,161
                                                           ---------------


Distributions to Unitholders from net investment income:          (279,693)

Unitholder transactions:
Proceeds from subscriptions of
   BLDRS Developed Markets 100 ADR Index Fund                   18,019,692
Less redemptions of BLDRS Developed Markets 100
   ADR Index Fund                                              (13,832,937)
                                                           ---------------
Increase in net assets due to
   unitholder transactions                                       4,186,755
                                                           ---------------
Total increase                                                   5,034,223

Net assets:

Beginning of period                                               --
                                                           ---------------
End of period (a)                                          $     5,034,223
                                                           ===============


(a) Includes undistributed net investment income of $27,244.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   BLDRS Developed Markets 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                              Financial Highlights


                                                              For the Period
                                                           November 8, 2002 to
                                                            September 30, 2003
                                                           ---------------------
Net asset value, beginning of period                               $45.05
Investment operations:
   Net investment income (1)                                         0.99
   Net realized and unrealized gain (loss) on investments            5.28
                                                               -------------
Total from investment operations                                     6.27
Less distributions of net investment income                         (0.98)
                                                               -------------
Net asset value, end of period                                      50.34
                                                               =============
Total investment return                                             13.50%


RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period                                   $5,034,223
   Ratio of expenses to average net assets (2)                       0.30%**
   Ratio of net investment income to average net assets (2)          2.49%**
   Portfolio turnover rate (3)                                       9.45%*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

*   Not annualized

**  Annualized

(1) Calculated using average share method.

(2) Net of expenses waived by Licensor and net of expenses assumed by the Sponsor. If the Fund had borne all expenses, the annualized expenses to average net assets and net investment income ratios would have been 0.56% and 2.23% for the period from November 8, 2002 to September 30, 2003.

(3) Portfolio turnover excludes securities received or delivered from processing creations or redemptions of BLDRS Developed Markets 100 ADR Index Fund shares.

                   BLDRS Developed Markets 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                          Notes to Financial Statements

                               September 30, 2003


1. ORGANIZATION

BLDRS Index Funds Trust (the "Trust") is a unit investment trust consisting of four separate investment portfolios, including BLDRS Developed Markets 100 ADR Index Fund, (the "Fund"), created under the laws of the state of New York and registered under the Investment Company Act of 1940. The Fund was created to provide investors with the opportunity to purchase units of beneficial interest in the Fund representing proportionate undivided interests in the portfolio of securities held by the Fund consisting of substantially all of the securities, in substantially the same weighting, as the component securities of The BNY Developed Markets 100 ADR Index. Units of beneficial interest of the Fund are referred to as "Shares".

The Fund commenced operations on November 8, 2002 upon the initial issuance of 400,000 Shares of the BLDRS Developed Markets 100 ADR Index Fund (equivalent to 8 Creation Units) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Fund. The Trustee paid the initial fees and expenses incurred in connection with the organization and offering of the Fund and its initial registration as an investment company, and such expenses were not borne by the Fund.

Nasdaq Financial Products Services, Inc. is the Sponsor of the Trust and The Bank of New York is the Trustee.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

SECURITY VALUATION

Portfolio securities are valued based on their last sale price. Price information on listed securities is taken from the exchange or market where the security is primarily traded. Securities for which market quotations are not readily available are valued based on fair market value as determined by the Trustee in good faith based on available information.

                   BLDRS Developed Markets 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2003


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS

The Fund declares and distributes dividends, if any, from net investment income to its unitholders, quarterly. The Fund will distribute net realized capital gains, if any, at least annually.

FEDERAL INCOME TAX

The Fund has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

At September 30, 2003, permanent differences of $396,946 were reclassified within the components of net assets, due to the tax treatment of in-kind transactions and resulted in a net decrease in accumulated net realized gain on investments and a corresponding increase to paid in capital. This reclassification had no effect on net assets of the Fund.

The tax character of distributions paid during the period ended September 30, 2003 was $279,693 of ordinary income.

At September 30, 2003, the Fund had a capital loss carryforward of $54,913, which expires in 2011.

                   BLDRS Developed Markets 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2003


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

At September 30, 2003, the components of distributable earnings (excluding unrealized appreciation and depreciation) on a tax basis were undistributed ordinary income of $27,244.

3. TRANSACTIONS WITH THE TRUSTEE, LICENSOR AND SPONSOR

The Fund pays the expenses of its operations, including the fees of its Trustee and The Bank of New York (the Licensor) for a license to use The Bank of New York's BNY Developed Markets 100 ADR Index as a basis for determining the composition and weighting of securities held by the Fund. The Sponsor pays the annual licensing fee to the Licensor equal 6/100 of one percent (0.06%) of the average net assets of the Fund, and is reimbursed by the Fund for such payments, subject to the waiver provisions discussed below.

In accordance with the Trust Agreement, the Trustee maintains the Fund's accounting records, acts as custodian and transfer agent to the Fund, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities, which must be delivered in exchange for the issuance of Creation Units of the Fund, and for adjusting the composition of the Fund's portfolio from time to time to conform to changes in the composition and/or weighting structure of the Index Securities of The Bank of New York's BNY Developed Markets 100 ADR Index. For these services, the Trustee receives a fee at the following annual rates:

           NET ASSET VALUE                       FEE AS A PERCENTAGE OF NET
             OF THE FUND                           ASSET VALUE OF THE FUND
     -------------------------------------    ----------------------------------

                       $0-$499,999,999*                10/100 of 1% per annum
           $500,000,000-$2,499,999,999*                 8/100 of 1% per annum
              $2,500,000,000-and above*                 6/100 of 1% per annum

* The fee indicated applies to that portion of the net asset value of the Fund that falls in the size category indicated.

                   BLDRS Developed Markets 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2003


3. TRANSACTIONS WITH THE TRUSTEE, LICENSOR AND SPONSOR (CONTINUED)

The Sponsor had undertaken that on each day during each fiscal year ending September 30, 2003, and until the Sponsor terminates this undertaking, the ordinary operating expenses of the Fund as calculated by the Trustee would not be permitted to exceed an amount which is 30/100 of one percent (0.30%) per annum of the daily net asset value of the Fund. To the extent during such period that ordinary operating expenses of the Fund exceeded such 0.30% amount, the Licensor will first waive licensing fees applicable to that Fund and, if such waiver is insufficient, the Sponsor will thereafter reimburse that Fund for or assume such excess ordinary operating expenses. The Licensor and Sponsor may be repaid by the Fund for, respectively, licensing fees so waived or expenses so reimbursed or assumed, in each case to the extent that subsequently during the fiscal year expenses fell below the 0.30% per annum level on any given day. For the period ended September 30, 2003, ordinary operating expenses incurred by the Fund exceeded the 0.30% per annum level and, accordingly, the Licensor waived $8,706 of expenses. The Sponsor assumed $22,803 of expenses incurred by the Fund.

Marketing expenses for the period ended September 30, 2003, represent expenses incurred by the Sponsor on behalf of the Fund and charged to the Fund, subject to the reimbursement provisions discussed above.

4. FUND TRANSACTIONS IN SHARES OF THE BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

Transactions in shares of the BLDRS Developed Markets 100 ADR Index Fund were as follows:

                                                FOR THE PERIOD NOVEMBER 8, 2002
                                                  THROUGH SEPTEMBER 30, 2003
                                              ----------------------------------
                                                  SHARES           AMOUNT
                                              ----------------------------------

BLDRS Developed Markets 100 ADR Index Fund
    shares sold                                       400,000   $18,019,692
BLDRS Developed Markets 100 ADR Index Fund
    shares redeemed                                  (300,000)  ($13,832,937)
                                              ----------------------------------
Net increase                                          100,000    $ 4,186,755
                                              ==================================

BLDRS Developed Markets 100 ADR Index Fund Shares are issued and redeemed by the Fund only in Creation Unit size aggregations of 50,000 BLDRS Developed Markets 100 ADR Index Fund Shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per

                   BLDRS Developed Markets 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2003


4. FUND TRANSACTIONS IN SHARES OF THE BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND (CONTINUED)

BLDRS Developed Markets 100 ADR Index Fund shares and a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. An additional charge of up to three times the Transaction Fee, which fee is expressed as a percentage of the value of the Portfolio Deposit may be imposed for (i) creations and redemptions of Creation Units outside the Clearing Process; and (ii) cash creations. Transaction fees are received by the Trustee and used to offset its expense of processing orders.

For the period November 8, 2002 to September 30, 2003, the Trustee earned $2,500 in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify its transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the period ended September 30, 2003.

5. INVESTMENT TRANSACTIONS

For the period ended September 30, 2003, the Fund had purchases and sales of investment securities of $1,208,640 and $1,208,172, respectively. This excludes securities received or delivered from processing creations or redemptions of Fund Shares. At September 30, 2003, the cost of investments for federal income tax purposes was $4,553,376. Accordingly, gross unrealized depreciation was $144,331 and gross unrealized appreciation was $622,522, resulting in net unrealized appreciation of $478,191.

6. TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2003 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $250,513 as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2003 Form 1099-DIV.

                           The BLDRS Index Funds Trust


     This annual report provides information about the four Funds. The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Asia 50 ADR Index(SM); The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Developed Markets 100 ADR Index(SM); The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Emerging Markets 50 ADR Index(SM); and The BLDRS Europe 100 ADR Index Fund seeks to track The BNY Europe 100 ADR Index(SM). Each Fund will normally hold at least 95% of its total assets in Depositary Receipts that comprise its relevant benchmark BNY ADR Index, and will seek to correspond generally, before fees and expenses, to the price and yield performance, of its relevant benchmark BNY ADR Index.




BLDRS Emerging Markets 50 ADR Index Fund

     The  BLDRS  Emerging  Markets  50 ADR  Index  Fund  seeks to track  The BNY
Emerging Markets 50 ADR Index(SM). The BNY Emerging Markets 50 ADR Index includes 50 component Depositary Receipts as of September 30, 2003 representing the securities issued by 50 of the most actively traded companies from the international and emerging markets having a free-float market capitalization ranging from approximately $900 million to $20 billion.

                    BLDRS Emerging Markets 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                             Schedule of Investments

                               September 30, 2003


DEPOSITORY RECEIPTS                              SHARES          VALUE
-------------------                              ------          -----

Taiwan Semiconductor*                            76,338     $  826,741

Teva Pharmaceutical Inds                          6,193        353,930

United Microelectronics Corporation*             61,090        275,516

China Mobile Hong Kong Ltd                       20,876        272,014

Telefonos De Mexico Sa De Cv                      8,740        267,006

Kookmin Bank                                      7,505        246,915

Sk Telecom Ltd                                   13,549        241,714

America Movil-Series L                            9,274        214,322

Infosys Technologies Ltd                          3,106        211,432

Petrol Brasileiro-Petrobras                       9,784        207,910

Sasol Ltd                                        14,309        172,423

Petroleo Brasileiro Sa Petrobras                  7,109        163,010

Cemex S A                                         6,071        151,472

Petrochina Co Ltd                                 4,449        149,264

Kt Corp                                           7,208        143,656

Companhia Vale Do Rio Doce                        3,506        129,372

Companhia De Bebidas Das Amers                    5,769        124,899

Gold Fields Ltd                                   8,422        119,340

Companhia Vale Do Rio Doce                        2,593        105,846

Grupo Televisa Sa De Cv*                          2,841        103,953

Anglogold Ltd                                     2,639         99,490

Banco Itau Holding Financiera                     2,673         96,763

Cnooc Ltd                                         2,802         96,305

Au Optronics Corporation*                         7,531         96,096

Tele Norte Leste                                  6,476         90,276

Korea Elec Pwr Co                                 8,098         85,191

Banco Bradesco S A                                3,982         80,317

Telekomunikasi Ind                                5,829         79,450

Sappi Ltd                                         5,527         74,615

                    BLDRS Emerging Markets 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Schedule of Investments (continued)

                               September 30, 2003


DEPOSITORY RECEIPTS                                       SHARES          VALUE
-------------------                                       ------          -----

Harmony Gold Mng Ltd                                       4,913     $   71,189

China Pete & Chem Corp                                     2,484         68,011

Posco                                                      2,297         65,694

Chunghwa Telecom Co Ltd                                    4,538         63,577

Icici Bk Ltd                                               5,998         63,339

Compania De Minas Buenaventura                             1,537         60,834

China Unicom Ltd                                           7,156         59,324

Fomento Economico Mexicano S A                             1,376         52,494

Advanced Semiconductor Engr*                              13,589         52,453

Huaneng Pwr Intl Inc                                         949         51,910

China Telecom Corp Ltd                                     2,031         51,810

Satyam Computer Svcs Ltd                                   3,979         51,330

Hdfc Bk Ltd                                                2,368         50,911

Embraer-Empresa Brasileira De                              2,290         48,318

Mobile Telesystems Ojsc                                      618         45,453

Brasil Telecom Participacoes                               1,127         43,164

Vimpel Communications*                                       687         41,811

Magyar Tavkozlesi Rt                                       2,153         40,240

Compania De Telecom De Chile S A                           3,116         39,729

Unibanco-Uniao De Bancos                                   1,793         35,501

Dr Reddys Labs Ltd                                         1,494         35,034


                                                                     ----------
Total Ending Cost ($5,527,025)                                       $6,371,364
                                                                     ==========

* Designated non-income producing

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    BLDRS Emerging Markets 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Statement of Assets and Liabilities


                                                             September 30, 2003
                                                             ------------------

ASSETS
Investment in Securities, at value (cost $5,527,025)            $   6,371,364
Cash                                                                   20,782
Dividends receivable                                                   18,206
                                                                -------------
Total assets                                                    $   6,410,352
                                                                =============

LIABILITIES

Accrued liabilities                                             $      16,499
Payable to Trustee                                                      1,661
Distribution payable                                                   18,677
                                                                -------------
Total liabilities                                                      36,837
                                                                -------------
Net assets                                                      $   6,373,515
                                                                =============

Net assets represented by:
     Paid in capital                                            $   5,409,667
     Undistributed net investment income                               16,668
     Accumulated net realized gain on investments                     102,841
     Net unrealized appreciation on investments                       844,339
                                                                -------------
Net assets                                                      $   6,373,515
                                                                -------------

Net asset value per BLDRS Emerging Markets 50 ADR Index
   Fund share (comprised of $6,373,515/100,000 BLDRS
   Emerging Markets 50 ADR Index shares outstanding,
   unlimited shares authorized)                                 $       63.74
                                                                =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    BLDRS Emerging Markets 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                             Statement of Operations


                                                               For the Period
                                                            November 8, 2002 to
                                                             September 30, 2003
                                                          ----------------------

Investment income:
   Dividend income                                               $      321,401
Expenses:
   Trustee fees                                                          14,140
   Marketing expense                                                     10,916
   Licensing fees                                                         9,950
   SEC filing fees                                                        2,054
   Legal and audit fees                                                  29,965
   Other fees and expenses                                                3,628
                                                                 --------------
Total expenses                                                           70,653
Less expenses waived by the Licensor                                     (9,950)
Less expenses assumed by the Sponsor                                    (18,282)
                                                                 --------------
Net expenses                                                             42,421
                                                                 --------------
Net investment income                                                   278,980
                                                                 --------------
Realized and unrealized gain (loss) on investments:
Net realized gain on sale of investments                                102,841
Net realized gain on in-kind redemptions                              1,487,856
Net change in unrealized appreciation on investments                    844,339
                                                                 --------------
Net realized and unrealized gain on investments                       2,435,036
                                                                 --------------
Net increase in net assets resulting from operations             $    2,714,016
                                                                 ==============



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    BLDRS Emerging Markets 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Statements of Changes in Net Assets


                                                                For the Period
                                                             November 8, 2002 to
                                                              September 30, 2003
                                                            --------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income                                          $      278,980
Net realized gain on investment transactions                        1,590,697
Net change in unrealized appreciation on investments                  844,339
                                                               --------------
Net increase in net assets resulting from operations                2,714,016
                                                               --------------

Distributions to Unitholders from net investment income:             (262,312)

Unitholder transactions:
Proceeds from subscriptions of BLDRS Emerging Markets 50
   ADR Index Fund                                                  20,221,877
Less redemptions of BLDRS Emerging Markets 50 ADR Index Fund      (16,300,066)
                                                               --------------
Increase in net assets due to
   unitholder transactions                                          3,921,811
                                                               --------------
Total increase                                                      6,375,515

Net assets:
Beginning of period                                                   --
                                                               --------------
End of period (a)                                              $    6,373,515
                                                               ==============


(a) Includes undistributed net investment income of $16,668.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    BLDRS Emerging Markets 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                              Financial Highlights


                                                               For the Period
                                                            November 8, 2002 to
                                                             September 30, 2003
                                                            --------------------

Net asset value, beginning of period                           $      50.55
Investment operations:
   Net investment income (1)                                           0.90
   Net realized and unrealized gain (loss) on investments             13.21
                                                             ------------------
Total from investment operations                                      14.11
Less distributions of net income                                      (0.92)
                                                             ------------------
Net asset value, end of period                                        63.74
                                                             ==================
Total investment return                                               27.76%

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period                                     $6,373,515
   Ratio of expenses to average net assets (2)                         0.30%**
   Ratio of net investment income to average net assets (2)            1.98%**
   Portfolio turnover rate (3)                                        16.21%*


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

*   Not annualized

**  Annualized

(1) Calculated using average share method.

(2) Net of expenses waived by Licensor and net of expenses assumed by the Sponsor. If the Fund had borne all expenses, the annualized expenses to average net assets and net investment income ratios would have been 0.50% and 1.78% for the period from November 8, 2002 to September 30, 2003.

(3) Portfolio turnover excludes securities received or delivered from processing creations or redemptions of BLDRS Emerging Markets 50 ADR Index Fund shares.

                    BLDRS Emerging Markets 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                          Notes to Financial Statements

                               September 30, 2003


1. ORGANIZATION

BLDRS Index Funds Trust (the "Trust") is a unit investment trust consisting of four separate investment portfolios, including BLDRS Emerging Markets 50 ADR Index Fund, (the "Fund"), created under the laws of the state of New York and registered under the Investment Company Act of 1940. The Fund was created to provide investors with the opportunity to purchase units of beneficial interest in the Fund representing proportionate undivided interests in the portfolio of securities held by the Fund consisting of substantially all of the securities, in substantially the same weighting, as the component securities of The BNY Emerging Markets 50 ADR Index. Units of beneficial interest of the Fund are referred to as "Shares".

The Fund commenced operations on November 8, 2002 upon the initial issuance of 400,000 shares of the BLDRS Asia 50 ADR Index Fund (equivalent to 8 Creation Units) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Fund. The Trustee paid the initial fees and expenses incurred in connection with the organization and offering of the Fund and its initial registration as an investment company, and such expenses were not borne by the Fund.

Nasdaq Financial Products Services, Inc. is the Sponsor of the Trust and the Bank of New York is the Trustee.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

SECURITY VALUATION

Portfolio securities are valued based on their last sale price. Price information on listed securities is taken from the exchange or market where the security is primarily traded. Securities for which market quotations are not readily available are valued based on fair market value as determined by the Trustee in good faith based on available information.

                    BLDRS Emerging Markets 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2003


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS

The Fund declares and distributes dividends, if any, from net investment income to its unitholders, quarterly. The Fund will distribute net realized capital gains, if any, at least annually.

FEDERAL INCOME TAX

The Fund has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

At September 30, 2003, permanent differences of $1,487,856 were reclassified within the components of net assets, due to the tax treatment of in-kind transactions, and resulted in a net decrease in accumulated net realized gain on investments and a corresponding increase to paid in capital. This reclassification had no effect on net assets of the Fund.

The tax character of distributions paid during the period ended September 30, 2003 was $262,312 of ordinary income.

                   BLDRS Emerging Markets 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2003


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

At September 30, 2003, the components of distributable earnings (excluding unrealized appreciation and depreciation) on a tax basis were undistributed ordinary income of $120,705.

3. TRANSACTIONS WITH THE TRUSTEE, LICENSOR AND SPONSOR

The Fund pays the expenses of its operations, including the fees of its Trustee and The Bank of New York (the "Licensor") for a license to use The Bank of New York's BNY Emerging Markets 50 ADR Index as a basis for determining the composition and weighting of securities held by the Fund. The Sponsor pays the annual licensing fee to the Licensor equal 6/100 of one percent (0.06%) of the average net assets of the Fund, and is reimbursed by the Fund for such payments, subject to the waiver provisions discussed below.

In accordance with the Trust Agreement, the Trustee maintains the Fund's accounting records, acts as custodian and transfer agent to the Fund, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities, which must be delivered in exchange for the issuance of Creation Units of the Fund, and for adjusting the composition of the Fund's portfolio from time to time to conform to changes in the composition and/or weighting structure of the Index Securities of The Bank of New York's BNY Emerging Markets 50 ADR Index. For these services, the Trustee receives a fee at the following annual rates:

           NET ASSET VALUE                        FEE AS A PERCENTAGE OF NET
             OF THE FUND                            ASSET VALUE OF THE FUND
     -------------------------------------     ---------------------------------

                       $0-$499,999,999*                 10/100 of 1% per annum
           $500,000,000-$2,499,999,999*                  8/100 of 1% per annum
             $2,500,000,000- and above*                  6/100 of 1% per annum

* The fee indicated applies to that portion of the net asset value of the Fund that falls in the size category indicated.

                    BLDRS Emerging Markets 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2003


3. TRANSACTIONS WITH THE TRUSTEE, LICENSOR AND SPONSOR (CONTINUED)

The Sponsor had undertaken that on each day during the fiscal year ending September 30, 2003, and until the Sponsor terminates this undertaking, the ordinary operating expenses of the Fund as calculated by the Trustee would not be permitted to exceed an amount which is 30/100 of one percent (0.30%) per annum of the daily net asset value of the Fund. To the extent during such period that ordinary operating expenses of the Fund exceeded such 0.30% amount, the Licensor will first waive licensing fees applicable to that Fund and, if such waiver is insufficient, the Sponsor will thereafter reimburse that Fund for or assume such excess ordinary operating expenses. The Licensor and Sponsor may be repaid by the Fund for, respectively, licensing fees so waived or expenses so reimbursed or assumed, in each case to the extent that subsequently during the fiscal year expenses fell below the 0.30% per annum level on any given day. For the period ended September 30, 2003, ordinary operating expenses incurred by the Fund exceeded the 0.30% per annum level and, accordingly, the Licensor waived $9,950 of expenses. The Sponsor assumed $18,282 of expenses incurred by the Fund.

Marketing expenses for the period ended September 30, 2003, represent expenses incurred by the Sponsor on behalf of the Fund and charged to the Fund, subject to the reimbursement provisions discussed above.

4. FUND TRANSACTIONS IN SHARES OF THE BLDRS EMERGING MARKETS 50 ADR INDEX FUND

Transactions in shares of the BLDRS Emerging Markets 50 ADR Index Fund were as follows:

                                             FOR THE PERIOD NOVEMBER 8, 2002
                                                THROUGH SEPTEMBER 30, 2003
                                            ---------------------------------
                                               SHARES              AMOUNT
                                            ---------------------------------
BLDRS Emerging Markets 50 ADR Index
  Fund shares sold                            400,000            $20,221,877
BLDRS Emerging Markets 50 ADR Index
  Fund shares redeemed                       (300,000)          ($16,300,066)
                                            ----------------------------------
Net increase                                  100,000            $ 3,921,811
                                            ==================================

BLDRS Emerging Markets 50 ADR Index Fund Shares are issued and redeemed by the Fund only in Creation Unit size aggregations of 50,000 BLDRS Emerging Markets 50 ADR Index Fund Shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per BLDRS

                    BLDRS Emerging Markets 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2003


4. FUND TRANSACTIONS IN SHARES OF THE BLDRS EMERGING MARKETS 50 ADR INDEX FUND (CONTINUED)

Emerging Markets 50 ADR Index Fund Shares and a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. The transaction fee in connection with creation or redemption of Creation Units through the BLDRS Emerging Markets 50 ADR Clearing Process is $10 per each security "name" in the Portfolio Deposit or Redemption Payment, rounded up to the nearest $500 per participating party per day, regardless of the number of Creation Units purchased or redeemed on such day by such participating party. An additional charge of up to three times the Transaction Fee, which fee is expressed as a percentage of the value of the Portfolio Deposit may be imposed for (i) creations and redemptions of Creation Units outside the Clearing Process; and (ii) cash creations. Transaction fees are received by the Trustee and used to offset its expense of processing orders.

For the period November 8, 2002 to September 30, 2003, the Trustee earned $2,000 in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify its transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the period ended September 30, 2003.

5. INVESTMENT TRANSACTIONS

For the period ended September 30, 2003, the Fund had purchases and sales of investment securities of $2,371,475 and $2,370,289, respectively. This excludes securities received or delivered from processing creations or redemptions of Fund shares. At September 30, 2003, the cost of investments for federal income tax purposes was $5,528,221. Accordingly, gross unrealized depreciation was $361,711 and gross unrealized appreciation was $1,204,854, resulting in net unrealized appreciation of $843,143.

6. TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2003 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $196,172 as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2003 Form 1099-DIV.

                           The BLDRS Index Funds Trust


     This annual report provides information about the four Funds. The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Asia 50 ADR Index(SM); The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Developed Markets 100 ADR Index(SM); The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Emerging Markets 50 ADR Index(SM); and The BLDRS Europe 100 ADR Index Fund seeks to track The BNY Europe 100 ADR Index(SM). Each Fund will normally hold at least 95% of its total assets in Depositary Receipts that comprise its relevant benchmark BNY ADR Index, and will seek to correspond generally, before fees and expenses, to the price and yield performance, of its relevant benchmark BNY ADR Index.




BLDRS Europe 100 ADR Index Fund

     The BLDRS Europe 100 ADR Index Fund seeks to track The BNY Europe 100 ADR Index(SM). The BNY Europe 100 ADR Index includes 100 component Depositary Receipts as of September 30, 2003 representing the securities issued by 100 of the most actively traded companies from the European market having a free-float market capitalization ranging from $1 billion to over $100 billion.

                         BLDRS Europe 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                             Schedule of Investments

                               September 30, 2003


DEPOSITORY RECEIPTS                                  SHARES              VALUE
-------------------                                  ------              -----

BP P L C                                              3,561        $   149,918

Hsbc Hldgs Plc                                        2,096            138,336

Vodafone Group Plc                                    6,586            133,367

Glaxo Smithkline Plc                                  2,887            122,409

Total S.A                                             1,309             99,222

Novartis Ag                                           2,449             95,119

Royal Dutch Pete Co                                   2,029             89,682

Nokia Corp                                            4,628             72,197

Astrazeneca Plc                                       1,573             68,268

Shell Trans & Trading                                 1,557             58,792

Telefonica S A                                        1,509             53,494

Barclays Plc                                          1,588             49,228

Siemens A G                                             803             47,706

Banco Santander Cent Hispano S A                      4,609             39,223

Eni S P A                                               496             37,959

Lloyds Tsb Group Plc                                  1,349             37,300

Credit Suisse Group                                   1,150             36,766

Aventis                                                 668             34,936

Deutsche Telekom Ag                                   2,322             33,530

Diageo Plc                                              751             33,157

Unilever Nv                                             552             32,667

Ing Groep N V                                         1,746             32,301

Banco Bilbao Vizcaya Argentaria S.A                   3,089             31,940

E On Ag                                                 631             30,793

Koninklijke Philips Electrs                           1,233             28,260

Allianz Aktiengesellschaft                            3,146             27,811

Abn Amro Hldg N V                                     1,458             26,929

Anglo American Plc                                    1,418             25,737

Bt Group Plc                                            838             25,391

Unilever Plc                                            704             24,387

                         BLDRS Europe 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Schedule of Investments (continued)

                               September 30, 2003


DEPOSITORY RECEIPTS                                   SHARES           VALUE
-------------------                                   ------           -----

Sap Aktiengesellschaft                                   796      $   24,206

Basf Ag                                                  553          24,199

Axa                                                    1,346          22,869

Rio Tinto Plc                                            257          22,552

Ericsson (Lm) Telephone Co*                            1,496          21,961

Telecom Italia S P A*                                    879          21,843

Sanofi-Synthelabo                                        709          21,426

France Telecom                                           886          20,591

National Grid Transco Plc                                595          19,439

Groupe Danone                                            614          18,739

Vivendi Universal*                                     1,035          18,382

British American Tobacco                                 739          16,007

Bhp Billiton Plc                                       1,193          15,807

Aegon N V                                              1,277          14,941

Repsol Ypf S.A                                           904          14,889

Bg Plc                                                   682          14,656

Suez                                                     902          14,342

Endesa S A                                               921          14,322

Bayer A G                                                662          14,279

Stmicroelectronics N V                                   561          13,492

Prudential Plc                                           968          13,407

Alcatel Alsthom                                        1,102          13,037

Cadbury Schweppes P L C                                  497          12,470

Royal Kpn Nv*                                          1,652          12,390

Allied Irish Bks P L C                                   415          12,305

British Sky Broadcasting Group                           298          12,278

Imperial Tob Group Plc                                   352          11,623

Enel Societa Per Azioni                                  372          11,569

San Paolo-Imi S P A                                      579          11,551

Ireland Bk                                               222          10,818

Scottish Pwr Plc                                         448          10,618

Lafarge S.A                                              646          10,562

Reed International Plc                                   306           9,670

                         BLDRS Europe 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Schedule of Investments (continued)

                               September 30, 2003


DEPOSITORY RECEIPTS                               SHARES                 VALUE
-------------------                               ------                 -----

Wpp Group Plc                                        228             $   9,626

Crh Plc                                              507                 9,273

Portugal Telecom Sgps S.A                          1,094                 8,610

Koninklijke Ahold Nv *                               900                 8,586

Upm Kymmene Corp                                     506                 8,516

Akzo Nobel N V                                       263                 8,245

Mmo2 Plc *                                           838                 7,911

Novo Nordisk                                         212                 7,821

Stora Enso Oyj                                       620                 7,589

Norsk Hydro A S                                      145                 7,446

Pearson Plc                                          775                 7,417

Reed Elsevier N V                                    318                 7,244

Schering A G                                         166                 7,213

Teliasonera A B                                      323                 7,045

Swisscom                                             238                 6,969

Allied Domecq Plc                                    267                 6,878

Intercontinental Hotels Group*                       838                 6,830

Wolseley Plc                                         112                 6,674

Boc Group Plc                                        240                 6,667

Aktiebolgt Electrolux                                152                 6,650

Carnival Plc                                         201                 6,400

Asml Holding N.V.*                                   466                 6,119

Amersham Plc                                         136                 6,085

Smith & Nephew P L C*                                 90                 5,993

Gallaher Group Plc                                   157                 5,889

Adecco Sa                                            473                 5,846

Abb Ltd*                                           1,050                 5,817

Tpg N V                                              303                 5,799

Veolia Environnement*                                246                 5,533

Infineon Technologies Ag*                            420                 5,414

Amvescap Plc                                         350                 5,317

Volvo Aktiebolaget                                   220                 5,122

Syngenta Ag                                          462                 5,054

                         BLDRS Europe 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Schedule of Investments (continued)

                               September 30, 2003


DEPOSITORY RECEIPTS                               SHARES               VALUE
-------------------                               ------               -----

Reuters Group Plc                                    231            $  5,008

Ryanair Hldgs Plc*                                   122               4,940

Hanson Plc*                                          142               4,540

United Utilities Plc                                 269               4,245
                                                             ---------------
Total Cost ($2,284,239)                                           $2,484,396
                                                             ===============



* Designated as non-incoming producing.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         BLDRS Europe 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Statement of Assets and Liabilities


                                                             September 30, 2003
                                                            --------------------
ASSETS
Investment in Securities, at value (cost $2,284,239)        $      2,484,396
Cash                                                                  12,398
Dividends receivable                                                   9,679
Receivable from security sold                                            553
                                                            --------------------
Total assets                                                $      2,507,026
                                                            ====================

LIABILITIES
Accrued liabilities                                         $          9,150
Distribution payable                                                  13,333
                                                            --------------------
Total liabilities                                                     22,483
                                                            --------------------
Net assets                                                  $      2,484,543
                                                            ====================

Net assets represented by:
     Paid in capital                                        $      2,309,704
     Undistributed net investment income                              59,892
     Accumulated net realized loss on investments                    (85,210)
     Net unrealized appreciation on investments                      200,157
                                                            --------------------
Net assets                                                  $      2,484,543
                                                            --------------------

Net asset value per BLDRS Europe 100 ADR Index Fund
   share (comprised of $2,484,543/50,000 BLDRS
   Europe 100 ADR Index Fund shares outstanding,
   unlimited shares authorized)                             $          49.69
                                                            ====================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         BLDRS Europe 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                             Statement of Operations


                                                              For the Period
                                                            November 8, 2002 to
                                                            September 30, 2003
                                                           ---------------------
Investment income:
   Dividend income                                            $      348,022
Expenses:
   Trustee fees                                                       11,070
   Marketing expense                                                  10,916
   Licensing fees                                                      7,938
   SEC filing fees                                                       701
   Legal and audit fees                                               29,965
   Other fees and expenses                                             5,745
                                                              --------------
Total expenses                                                        66,335
Less expenses waived by the Licensor                                  (7,938)
Less expenses assumed by the Sponsor                                 (25,188)
                                                              --------------
Net expenses                                                          33,209
                                                              --------------
Net investment income                                                314,813
                                                              --------------
Realized and unrealized gain (loss) on investments:
Net realized loss on sale of investments                             (85,210)
Net realized gain on in-kind redemptions                             620,647
Net change in unrealized appreciation on investments                 200,157
                                                              --------------
Net realized and unrealized gain on investments                      735,594
                                                              --------------
Net increase in net assets resulting from operations          $    1,050,407
                                                              ==============



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         BLDRS Europe 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Statement of Changes in Net Assets


                                                              For the Period
                                                            November 8, 2002 to
                                                            September 30, 2003
                                                           --------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income                                         $       314,813
Net realized gain on investment transactions                          535,437
Net change in unrealized appreciation on
   investments                                                        200,157
                                                              ---------------
Net increase in net assets resulting from
   operations                                                       1,050,407
                                                              ---------------

Distributions to Unitholders from net investment income:             (254,921)

Unitholder transactions:

Proceeds from subscriptions of BLDRS Europe 100
   ADR Index Fund                                                  17,979,436
Less redemptions of BLDRS Europe 100 ADR Index Fund               (16,290,379)
                                                              ---------------
Increase in net assets due to                                       1,689,057
   unitholder transactions
                                                              ---------------
Total increase                                                      2,484,543

Net assets:
Beginning of period                                                     --
                                                              ---------------
End of period (a)                                             $     2,484,543
                                                              ===============


(a) Includes undistributed net investment income of $59,892.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         BLDRS Europe 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                              Financial Highlights


                                                              For the Period
                                                            November 8, 2002 to
                                                            September 30, 2003
                                                            --------------------
Net asset value, beginning of period                               $44.95
Investment operations:
   Net investment income (1)                                         1.12
   Net realized and unrealized gain (loss) on investments            4.70
                                                            --------------------
Total from investment operations                                     5.82
Less distribution of net income                                     (1.08)
                                                            ====================
Net asset value, end of period                                      49.69
                                                            ====================
Total investment return                                             12.45%

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period                                   $2,484,543
   Ratio of expenses to average net assets (2)                       0.30%**
   Ratio of net investment income to average net assets (2)          2.85%**
   Portfolio turnover rate (3)                                       7.96%*



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

*   Not annualized

**  Annualized

(1) Calculated using average share method.

(2) Net of expenses waived by Licensor and net of expenses assumed by the Sponsor. If the Fund had borne all expenses, the annualized expenses to average net assets and net investment income ratios would have been 0.60% and 2.55% for the period from November 8, 2002 to September 30, 2003.

(3) Portfolio turnover excludes securities received or delivered from processing creations or redemptions of BLDRS Europe 100 ADR Index Fund shares.

                         BLDRS Europe 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                          Notes to Financial Statements

                               September 30, 2003


1. ORGANIZATION

BLDRS Index Funds Trust (the "Trust") is a unit investment trust consisting of four separate investment portfolios, including BLDRS Europe 100 ADR Index Fund, (the "Fund"), created under the laws of the state of New York and registered under the Investment Company Act of 1940. The Fund was created to provide investors with the opportunity to purchase units of beneficial interest in the Fund representing proportionate undivided interests in the portfolio of securities held by the Fund consisting of substantially all of the securities, in substantially the same weighting, as the component securities of The BNY Europe 100 ADR Index. Units of beneficial interest of the Fund are referred to as "Shares".

The Fund commenced operations on November 8, 2002 upon the initial issuance of 400,000 shares of the BLDRS Europe 100 ADR Index Fund (equivalent to 8 Creation Units) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Fund. The Trustee paid the initial fees and expenses incurred in connection with the organization and offering of the Fund and its initial registration as an investment company, and such expenses were not borne by the Fund.

Nasdaq Financial Products Services, Inc. is the Sponsor of the Trust and the Bank of New York is the Trustee.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

SECURITY VALUATION

Portfolio securities are valued based on their last sale price. Price information on listed securities is taken from the exchange or market where the security is primarily traded. Securities for which market quotations are not readily available are valued based on fair market value as determined by the Trustee in good faith based on available information.

                         BLDRS Europe 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2003


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS

The Fund declares and distributes dividends, if any, from net investment income to its unitholders, quarterly. The Fund will distribute net realized capital gains, if any, at least annually.

FEDERAL INCOME TAX

The Fund has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

At September 30, 2003, permanent differences of $620,647 were reclassified within the components of net assets, due to the tax treatment of in-kind transactions, and resulted in a net decrease in accumulated net realized gain on investments and a corresponding increase to paid in capital. This reclassification had no effect on net assets of the Fund.

The tax character of distributions paid during the period ended September 30, 2003 was $254,921 of ordinary income.

At September 30, 2003, the Fund had a capital loss carryforward of $84,567 which expires in 2011.

                         BLDRS Europe 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2003


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

At September 30, 2003, the components of distributable earnings (excluding unrealized appreciation and depreciation) on a tax basis were undistributed ordinary income of $59,892.

3. TRANSACTIONS WITH THE TRUSTEE, LICENSOR AND SPONSOR

The Fund pays the expenses of its operations, including the fees of its Trustee and payments The Bank of New York (the "Licensor") for a license to use The Bank of New York's BNY Europe 100 ADR Index as a basis for determining the composition and weighting of securities held by the Fund. The Sponsor pays the annual licensing fee to the Licensor equal 6/100 of one percent (0.06%) of the average net assets of the Fund, and is reimbursed by the Fund for such payments, subject to the waiver provisions discussed below.

In accordance with the Trust Agreement, the Trustee maintains the Fund's accounting records, acts as custodian and transfer agent to the Fund, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities, which must be delivered in exchange for the issuance of Creation Units of the Fund, and for adjusting the composition of the Fund's portfolio from time to time to conform to changes in the composition and/or weighting structure of the Index Securities of The Bank of New York's BNY Europe 100 ADR Index. For these services, the Trustee receives a fee at the following annual rates:

             NET ASSET VALUE                      FEE AS A PERCENTAGE OF NET
               OF THE FUND                          ASSET VALUE OF THE FUND
     --------------------------------------   ----------------------------------

                         $0-$499,999,999*               10/100 of 1% per annum
             $500,000,000-$2,499,999,999*                8/100 of 1% per annum
          $2,500,000,000-$24,999,999,999*                6/100 of 1% per annum



*The fee indicated applies to that portion of the net asset value of the Fund that falls in the size category indicated.

                         BLDRS Europe 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2003


3. TRANSACTIONS WITH THE TRUSTEE, LICENSOR AND SPONSOR (CONTINUED)

The Sponsor had undertaken that on each day during the fiscal year ending September 30, 2003, and until the Sponsor terminates this undertaking, the ordinary operating expenses of the Fund as calculated by the Trustee would not be permitted to exceed an amount which is 30/100 of one percent (0.30%) per annum of the daily net asset value of the Fund. To the extent during such period that ordinary operating expenses of the Fund exceeded such 0.30% amount, the Licensor will first waive licensing fees applicable to that Fund and, if such waiver is insufficient, the Sponsor will thereafter reimburse that Fund for or assume such excess ordinary operating expenses. The Licensor and Sponsor may be repaid by the Fund for, respectively, licensing fees so waived or expenses so reimbursed or assumed, in each case to the extent that subsequently during the fiscal year expenses fell below the 0.30% per annum level on any given day. For the period ended September 30, 2003, ordinary operating expenses incurred by the Fund exceeded the 0.30% per annum level and, accordingly, the Licensor waived $7,938 of expenses. The Sponsor assumed $25,188 of expenses incurred by the Fund.

Marketing expense for the period ended September 30, 2003, represent expenses incurred by the Sponsor on behalf of the Fund and charged to the Fund, subject to the reimbursement provisions discussed above.

4. FUND TRANSACTIONS IN SHARES OF THE BLDRS EUROPE 100 ADR INDEX FUND

Transactions in shares of the BLDRS Europe 100 ADR Index Fund were as follows:


                                             FOR THE PERIOD NOVEMBER 8, 2002
                                                THROUGH SEPTEMBER 30, 2003
                                            ---------------------------------
                                                 SHARES            AMOUNT
                                            ---------------------------------
BLDRS Europe 100 ADR Index Fund
  shares sold                                       400,000    $17,979,436
BLDRS Europe 100 ADR Index Fund
  shares redeemed                                  (350,000)  ($16,290,379)
                                            ---------------------------------
Net increase                                         50,000    $ 1,689,057
                                            =================================

BLDRS Europe 100 ADR Index Fund Shares are issued and redeemed by the Fund only in Creation Unit size aggregations of 50,000 BLDRS Europe 100 ADR Index Fund Shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per BLDRS Europe 100 ADR Index Shares and a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date.

                         BLDRS Europe 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2003


4.  FUND  TRANSACTIONS  IN  SHARES  OF THE  BLDRS  EUROPE  100  ADR  INDEX  FUND
    (CONTINUED)

An additional charge of up to three times the Transaction Fee, which fee is expressed as a percentage of the value of the Portfolio Deposit may be imposed for (i) creations and redemptions of Creation Units outside the Clearing Process; and (ii) cash creations. Transaction fees are received by the Trustee and used to offset its expense of processing orders.

For the period November 8, 2002 to September 30, 2003, the Trustee earned $2,500 in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify its transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the period ended September 30, 2003.

5. INVESTMENT TRANSACTIONS

For the period ended September 30, 2003, the Fund had purchases and sales of investment securities of $882,206 and $881,511, respectively. This excludes securities received or delivered from processing creations or redemptions of Fund shares. At September 30, 2003, the cost of investments for federal income tax purposes was $2,284,882. Accordingly, gross unrealized depreciation was $87,404 and gross unrealized appreciation was $287,918, resulting in net unrealized appreciation of $199,514.

6. TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2003 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $228,631 as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2003 Form 1099-DIV.

                         Report of Independent Auditors


To the Sponsor, Trustee and the Unitholders of the BLDRS Index Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of BLDRS Index Funds Trust (the "Trust"), comprising the BLDRS Asia 50 ADR Index Fund, the BLDRS Developed Markets 100 ADR Index Fund, the BLDRS Emerging Markets 50 ADR Index Fund, and the BLDRS Europe 100 ADR Index Fund (each a "Fund" and collectively the "Funds") as of September 30, 2003, and the related statements of operations, changes in net assets, and the financial highlights for the period from November 8, 2002 (commencement of operations) to September 30, 2003. These financial statements and financial highlights are the responsibility of the Trust's sponsor, Nasdaq Financial Products Services, Inc. (the "Sponsor"). Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the Trust's custodian. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the BLDRS Index Funds Trust at September 30, 2003, the results of their operations, the changes in their net assets, and the financial highlights for the period from November 8, 2002 to September 30, 2003, in conformity with accounting principles generally accepted in the United States.



                                                  Ernst & Young LLP

New York, New York
November 28, 2003

                      Supplemental Information (Unaudited)


BLDRS ASIA 50 ADR INDEX FUND
BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND
BLDRS EMERGING MARKETS 50 ADR INDEX FUND
BLDRS EUROPE 100 ADR INDEX FUND


I.     INFORMATION REGARDING CLOSING PRICES VS. NET ASSET VALUE
       FREQUENCY DISTRIBUTION FOR EACH BLDRS FUND

The tables that follow present information about the differences between the daily market closing price on secondary markets for shares of a BLDRS Fund and that Fund's net asset value. Net Asset Value, or "NAV", is the price at which a Fund issues and redeems shares. The "Closing Market Price" of shares in each BLDRS Fund is determined and published by The Nasdaq Stock Market, as of the time that the Funds' NAV is calculated. Each Fund's Closing Market Price may be below, at or above its NAV. The NAV for each Fund will fluctuate with changes in the market value of its portfolio holdings.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Closing Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the BLDRS Funds included in this report. The information shown for each Fund is from the commencement of trading of each Fund from November 13, 2002 through September 30, 2003.

Each line in the table shows the number of trading days in which the BLDRS Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future performance.

 CLOSING PRICES VS. NET ASSET VALUE FREQUENCY DISTRIBUTION FOR EACH BLDRS FUND
               FROM NOVEMBER 13, 2002 THROUGH SEPTEMBER 30, 2003

Source: The Bank of New York


                          BLDRS ASIA 50 ADR INDEX FUND


                                              NUMBER OF        PERCENTAGE OF
PREMIUM/DISCOUNT RANGE                     TRADING DAYS(1)   TOTAL TRADING DAYS
----------------------                     ---------------   ------------------
Greater than 1.0%                                  47               41.96%
Greater that 0.5% and less that 1.0%               14               12.50%
BETWEEN 0.5% AND -0.5%                              0                0.00%
Less than -0.5% and Greater than -1.0%             45               40.18%
Less that -1.0%                                     6                5.36%
                                              -------             -------
                                                  112              100.00%





                   BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND


                                              NUMBER OF        PERCENTAGE OF
PREMIUM/DISCOUNT RANGE                     TRADING DAYS(1)   TOTAL TRADING DAYS
----------------------                     ---------------   ------------------
Greater than 1.0%                                  35               35.00%
Greater that 0.5% and less that 1.0%               27               27.00%
BETWEEN 0.5% AND -0.5%                              2                2.00%
Less than -0.5% and Greater than -1.0%             26               26.00%
Less that -1.0%                                    10               10.00%
                                              -------             -------
                                                  100              100.00%


(1) Number of Trading Days refers to the number of days during which there is buy/sell activity for the Fund on the Exchange.

 CLOSING PRICES VS. NET ASSET VALUE FREQUENCY DISTRIBUTION FOR EACH BLDRS FUND
               FROM NOVEMBER 13, 2002 THROUGH SEPTEMBER 30, 2003

Source: The Bank of New York




                    BLDRS EMERGING MARKETS 50 ADR INDEX FUND


                                              NUMBER OF        PERCENTAGE OF
PREMIUM/DISCOUNT RANGE                     TRADING DAYS(1)   TOTAL TRADING DAYS
----------------------                     ---------------   ------------------
Greater than 1.0%                                  54               30.51%
Greater that 0.5% and less that 1.0%               65               36.72%
BETWEEN 0.5% AND -0.5%                              0                0.00%
Less than -0.5% and Greater than -1.0%             44               24.86%
Less that -1.0%                                    14                7.91%
                                              -------             -------
                                                  177              100.00%




                         BLDRS EUROPE 100 ADR INDEX FUND


                                              NUMBER OF        PERCENTAGE OF
PREMIUM/DISCOUNT RANGE                     TRADING DAYS(1)   TOTAL TRADING DAYS
----------------------                     ---------------   ------------------
Greater than 1.0%                                  17               19.10%
Greater that 0.5% and less that 1.0%               31               34.83%
BETWEEN 0.5% AND -0.5%                              1                1.12%
Less than -0.5% and Greater than -1.0%             36               40.45%
Less that -1.0%                                     4                4.50%
                                              -------             -------
                                                   89              100.00%


(1) Number of Trading Days refers to the number of days during which there is buy/sell activity for the Fund on the Exchange.

II. CUMULATIVE TOTAL AND AVERAGE ANNUAL RETURNS FOR EACH BLDRS FUND

Source: The Bank of New York and Dow Jones

                    AVERAGE ANNUAL TOTAL RETURNS(1)   CUMULATIVE TOTAL RETURN(2)
                    ------------------------------    --------------------------
                         INCEPTION TO 9/30/03            INCEPTION TO 9/30/03
                         --------------------            --------------------
                              CLOSING                        CLOSING
                      NAV  MARKET PRICE   INDEX       NAV  MARKET PRICE   INDEX

BLDRS Asia 50         n/a       n/a        n/a        19.73%     19.48%   20.93%
BLDRS Developed       n/a       n/a        n/a        13.50%     19.48%   14.69%
BLDRS Emerging        n/a       n/a        n/a        27.76%     27.28%   29.00%
BLDRS Europe          n/a       n/a        n/a        12.45%     16.93%   13.66%

(1) Average Anuual Returns are not available for the Funds because they have been in existence less than one year.

(2) Cumulative Total Return for the period since inception is calculated from the inception date of November 8, 2002. "Cumulative Total Return" represents the total change in value of an investment over the period indicated.

      Closing Market Price and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market closing price and net asset value, respectively. Since Fund shares typically do not trade in the secondary market until after several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares, the NAV is used as a proxy for the Closing Market Price to calculate closing market returns.

      Unlike a Fund, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a Fund. Fund expenses negatively impact the performance of a Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Fund shares may be worth more or less than their original cost when they are redeemed or sold in the market. A Fund's past performance is no guarantee of future results.

BLDRS INDEX FUNDS TRUST
--------------------------------------------------------------------------------


SPONSOR
-------

Nasdaq Financial Products Services, Inc.
c/o The Nasdaq Stock Market, Inc.
1725 K Street
Washington, DC 20006-1500


TRUSTEE
-------

The Bank of Neew York
101 Barclay Street
New York, NY 10286


DISTRIBUTOR
-----------

ALPS Distributors, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202


INDEPENDENT ACCOUNTANTS
-----------------------

Ernst & Young LLP
5 Times Square
New York, NY 10036


LEGAL COUNSEL
-------------

Carter, Ledyard & Milburn
2 Wall Street
New York, NY 10005